Schedule of Long-Term Investment (Details) - USD ($)	12 Months Ended	21 Months Ended
	Mar. 31, 2024	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Balance as of March 31, 2023	$ 14,296,824	$ 14,296,824
Investments made	1,842,142
Share gain (loss) from equity investments	1,699,870
Impairment
Foreign currency translation adjustments	(445,006)
Balance as of March 31, 2024	17,393,830
Medical Star [Member]
Schedule of Equity Method Investments [Line Items]
Balance as of March 31, 2023
Investments made
Impairment
Foreign currency translation adjustments
Balance as of March 31, 2024
Fujian Pingtan Ocean Fishery Group Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Balance as of March 31, 2023	14,296,824	14,296,824
Investments made
Share gain (loss) from equity investments	1,700,955	1,700,955
Impairment
Foreign currency translation adjustments	(445,004)
Balance as of March 31, 2024	15,552,775
Wuxi Talent [Member]
Schedule of Equity Method Investments [Line Items]
Balance as of March 31, 2023
Investments made	1,842,142
Share gain (loss) from equity investments	(1,085)	$ 1,085
Impairment
Foreign currency translation adjustments	(2)
Balance as of March 31, 2024	$ 1,841,055